Commitments and Contingencies (Narrative) (Details) (USD $)	12 Months Ended
	Sep. 30, 2014	Sep. 30, 2013
Other Commitment	13,459,000	15,027,000
Commitments and Contingencies
Commitments to originate loans, expiring in three months or less [Member]
Other Commitment	2,756,000	3,850,000
Commitments under homeowners' equity lending program [Member]
Other Commitment	6,721,000	6,619,000
Commitments under overdraft protection and commercial lines of credit [Member]
Other Commitment	3,982,000	4,558,000
Fixed Income Interest Rate [Member]
Other Commitment	892,700	900,000
Fixed Income Interest Rate [Member] | Maximum [Member]
Commitments and Contingencies, Interest Rate	4.375%	4.875%
Fixed Income Interest Rate [Member] | Maximum [Member] | Commitments under homeowners' equity lending program [Member]
Commitments and Contingencies, Interest Rate	7.625%
Fixed Income Interest Rate [Member] | Minimum [Member]
Commitments and Contingencies, Interest Rate	4.25%	3.75%
Fixed Income Interest Rate [Member] | Minimum [Member] | Commitments under homeowners' equity lending program [Member]
Commitments and Contingencies, Interest Rate	7.55%
Variable Income Interest Rate [Member]
Other Commitment	1,863,000	2,950,000
Variable Income Interest Rate [Member] | Maximum [Member]
Commitments and Contingencies, Interest Rate	4.75%	4.75%
Variable Income Interest Rate [Member] | Maximum [Member] | Commitments under homeowners' equity lending program [Member]
Commitments and Contingencies, Interest Rate	5.25%
Variable Income Interest Rate [Member] | Minimum [Member]
Commitments and Contingencies, Interest Rate	4.25%	4.25%
Variable Income Interest Rate [Member] | Minimum [Member] | Commitments under homeowners' equity lending program [Member]
Commitments and Contingencies, Interest Rate	2.00%